Subsequent Events (Unaudited)	12 Months Ended
Dec. 30, 2012
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Subsequent Events (Unaudited)

26. Subsequent Events (Unaudited)

April 2013 Refinancing

Effective April 23, 2013, Intermediate Holdings, as borrower, refinanced the Revolving Credit Facility and the Term Loan, which had balances then outstanding of $403.1 million, by entering into a new credit agreement (“New Credit Agreement”). The New Credit Agreement provides for a $700.0 million senior secured term credit facility and a $60.0 million revolving credit facility. The terms of the New Credit Agreement allow Intermediate Holdings, subject to certain conditions, to increase the amount of the term loans and revolving commitments thereunder by an aggregate incremental amount of up to $160.0 million, plus an additional amount, so long as after giving effect to such increase, the relevant net leverage ratio does not exceed a specified level.

April 2013 Distribution Payment

On April 24, 2013, the Company paid a total distribution of $282.0 million to stockholders. Additionally, under the anti-dilution provisions of the Option Plan, the Company paid $13.9 million to certain vested option holders and reduced the exercise price on unvested options.